Note 8 - Convertible Debt (PIK Notes) (Details Textual)						1 Months Ended									3 Months Ended	6 Months Ended		12 Months Ended			24 Months Ended
	Jun. 24, 2016	May 31, 2016 USD ($)	Nov. 30, 2014 USD ($)	Nov. 03, 2014 USD ($) $ / shares	Aug. 05, 2013 USD ($) $ / shares	Feb. 29, 2016 USD ($)	Nov. 30, 2015 USD ($)	Aug. 31, 2015 USD ($)	May 31, 2015 USD ($)	Feb. 28, 2015 USD ($)	Nov. 30, 2014 USD ($)	Aug. 31, 2014 USD ($)	Feb. 28, 2014 USD ($)	Aug. 31, 2013 USD ($)	Jun. 30, 2015 USD ($) shares	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)
Payment in Kind (PIK) Note [Member] | Series 2023 Notes [Member] | Result of Anti-Dilution Adjustment [Member]
Debt Instrument, Convertible, Conversion Price | $ / shares					$ 1.36
Payment in Kind (PIK) Note [Member] | Series 2023 Notes [Member] | After Series A Notes Issuance [Member]
Debt Instrument, Convertible, Beneficial Conversion Feature					$ 2,055,000
Debt Instrument, Convertible, Number of Equity Instruments	8,203,125				7,720,588
Financial Instruments Subject to Mandatory Conversion Earliest Conversion					1 year
Payment in Kind (PIK) Note [Member] | Series 2023 Notes [Member] | Additional Discount from February and August 2015 Issuance [Member]
Debt Instrument, Unamortized Discount																		$ 36,665
Payment in Kind (PIK) Note [Member] | Series 2023 Notes [Member]
Debt Instrument, Term					10500000 years
Proceeds from Convertible Debt					$ 10
Debt Instrument, Face Amount					$ 10,500,000											$ 13,400,958		12,762,816	$ 11,576,250		$ 11,576,250
Debt Instrument, Interest Rate, Stated Percentage					10.00%
Debt Instrument, Convertible, Conversion Price | $ / shares					$ 1.40
Debt Instrument, Convertible, Beneficial Conversion Feature					$ 2,055,000
Debt Instrument, Unamortized Discount																1,791,109		1,854,894	1,949,555		1,949,555
Paid-in-Kind Interest						$ 638,141		$ 607,753		$ 578,813		$ 551,250	$ 525,000
Derivative Liability																230,329		262,764	478,149		478,149
Amortization of Debt Discount (Premium)																		131,326
Convertible Notes Payable																11,603,199		10,907,922	9,626,695		9,626,695
Debt Instrument, Convertible, Number of Equity Instruments					7,500,000
Financial Instruments Subject to Mandatory Conversion Earliest Conversion					1 year
Financial Instrument Subject to Mandatory Conversion Period for Calculation of Conversion Feature					10 days
Payment in Kind (PIK) Note [Member] | Series A Notes [Member] | Minimum [Member]
Convertible Debt, Number of Written Days Notice				30 days
Payment in Kind (PIK) Note [Member] | Series A Notes [Member] | Maximum [Member]
Convertible Debt, Number of Written Days Notice				90 days
Payment in Kind (PIK) Note [Member] | Series A Notes [Member] | Result of Extension Option [Member]
Debt Instrument, Convertible, Conversion Price | $ / shares				$ 0.10
Payment in Kind (PIK) Note [Member] | Series A Notes [Member] | Mandatory Conversion of Note if Condition 1 Exists [Member]
Debt Instrument, Convertible, Threshold Consecutive Trading Days				10 days
Debt Instrument, Convertible, Stock Price Trigger | $ / shares				$ 1
Payment in Kind (PIK) Note [Member] | Series A Notes [Member] | Mandatory Conversion of Note if Condition 2 Exists [Member]
Debt Instrument, Convertible, Threshold Consecutive Trading Days				20 days
Debt Instrument, Convertible, Stock Price Trigger | $ / shares				$ 1.40
Payment in Kind (PIK) Note [Member] | Series A Notes [Member] | Specified Event [Member]
Debt Instrument, Interest Rate, Stated Percentage				1.00%
Payment in Kind (PIK) Note [Member] | Series A Notes [Member] | Combined Discount [Member]
Debt Instrument, Unamortized Discount				$ 16,560,771
Payment in Kind (PIK) Note [Member] | Series A Notes [Member]
Debt Instrument, Term				4 years
Proceeds from Convertible Debt			$ 12,500,000	$ 12,500,000							$ 12,500,000
Debt Instrument, Face Amount			$ 19,848,486	$ 19,848,486							$ 19,848,486					22,977,103		$ 21,882,955	19,848,486		19,848,486
Debt Instrument, Interest Rate, Stated Percentage			10.00%	10.00%							10.00%
Debt Instrument, Convertible, Conversion Price | $ / shares				$ 0.92														$ 1.36
Shares Issued For Liquidated Damages, Shares | shares															1,015,086
Shares Issued For Liquidated Damages															$ 741,011
Debt Instrument, Convertible, Beneficial Conversion Feature				$ 9,212,285
Debt Instrument, Unamortized Discount				$ 7,348,486												14,841,648		$ 15,717,991	16,450,742		16,450,742
Derivative Liability																3,626,505		4,876,093	9,557,476		9,557,476
Amortization of Debt Discount (Premium)																		732,751
Interest Payable																		2,034,469
Convertible Notes Payable																8,124,605		6,164,964	3,397,744		$ 3,397,744
Payment in Kind (PIK) Note [Member] | Minimum [Member]
Debt Instrument, Convertible, Remaining Discount Amortization Period																					2 years
Payment in Kind (PIK) Note [Member]
Proceeds from Convertible Debt																					$ 23,000,000
Debt Instrument, Face Amount																36,378,061		34,645,771	31,424,736		31,424,736
Debt Instrument, Unamortized Discount																16,632,757		17,572,885	18,400,297		18,400,297
Paid-in-Kind Interest		$ 1,094,148					$ 1,042,045		$ 992,424
Derivative Liability																3,856,834		5,138,857	10,035,625		10,035,625
Interest Payable																919,913
Convertible Notes Payable																19,727,804		17,072,886	13,024,439		13,024,439
Proceeds from Convertible Debt														$ 10,500,000					12,499,998	$ 10,500,000
Accrued Liquidated Damages																167,841		541,011	200,000		200,000
Shares Issued For Liquidated Damages																		741,011
Debt Instrument, Unamortized Discount																16,632,757		17,572,885	18,400,297		18,400,297
Paid-in-Kind Interest																$ 1,732,289	$ 578,813	3,221,035	1,076,250
Derivative Liability																		$ 5,138,857	$ 10,035,625	$ 0	$ 10,035,625